SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2026
EBP Japan
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash
Amounts shown as cash are uninvested funds held by the Association on behalf of the Plan that are to be invested in Stock the following month.
Investment in stock
Investment in stock is recognized and derecognized on trade date accounting when the purchase or sale of an investment is under a contract whose terms require delivery of the investment within the timeframe established by the market concerned.
At the end of each reporting period, investment in stock is stated at fair value, with any resultant gain or loss recognized in the Statements of Comprehensive Income and Changes in Plan Equity. Fair value is determined using quoted market prices.
The Plan derecognizes its investment in stock when the contractual rights to the cash flows from that investment expire; or when the Plan transfers all the risks and rewards of ownership of the asset to another entity. The difference between the carrying amount of the financial asset derecognized and the consideration received or receivable is recognized in the Statements of Comprehensive Income and Changes in Plan Equity.
Net appreciation or depreciation in fair value of investments
Net appreciation or depreciation includes realized gains and losses on investments that were both purchased and sold during the period as well as unrealized gains and losses of the investments held at year end.
Dividend income
Dividend income is recorded on the ex-dividend date; net of any U.S. withholding taxes.
Expenses of the plan
Expenses arising from the operations of the Association are paid and ultimately borne by the Companies through reimbursement to the Plan. These include administrative fees and bank charges for transfer of contributions. These are included in the financial statements when incurred.
The Association incurs purchase fees based on the monthly purchase amount and share purchase price and these fees are covered by member contributions. The fees are included in member contributions in the Statements of Comprehensive Income and Changes in Plan Equity.
Audit fees are excluded from the financial statements since these are not settled through and reimbursed to the Plan.
Foreign currency transactions and translation
Transactions in currencies other than Japanese Yen are recorded at the rates of exchange prevailing on the dates of the transactions. At the end of each reporting period, monetary assets that are denominated in foreign currencies are retranslated at the rates prevailing at the end of the reporting period. Non-monetary assets carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date the fair value was determined.